Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Credit Risk Exposures for Loans Carried at Amortized Cost or FVOCI

The following table sets out our credit risk exposure for all loans carried at amortized cost or FVTPL as at October 31, 2018. Stage 1 represents those performing loans carried with a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)				2018
	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	–	–	–	–
Very low	76,314	125	–	76,439
Low	18,975	2,479	–	21,454
Medium	12,621	3,765	–	16,386
High	90	445	–	535
Not rated	4,250	181	–	4,431
Impaired	–	–	375	375
Allowance for credit losses	20	37	19	76
Carrying amount	112,230	6,958	356	119,544
Loans: Consumer instalment and other personal
Exceptionally low	20,236	20	–	20,256
Very low	13,364	222	–	13,586
Low	12,581	364	–	12,945
Medium	7,707	4,153	–	11,860
High	127	1,657	–	1,784
Not rated	2,105	168	–	2,273
Impaired	–	–	521	521
Allowance for credit losses	83	312	143	538
Carrying amount	56,037	6,272	378	62,687
Loans: Credit cards
Exceptionally low	2,403	4	–	2,407
Very low	1,140	11	–	1,151
Low	943	107	–	1,050
Medium	1,742	874	–	2,616
High	108	428	–	536
Not rated	568	1	–	569
Impaired	–	–	–	–
Allowance for credit losses	39	191	–	230
Carrying amount	6,865	1,234	–	8,099
Loans: Business and government (1)
Acceptable
Investment grade	109,774	2,148	–	111,922
Sub-investment grade	88,348	7,308	–	95,656
Watchlist	–	4,423	–	4,423
Impaired	–	–	1,040	1,040
Allowance for credit losses	232	355	208	795
Carrying amount	197,890	13,524	832	212,246
Commitments and financial guarantee contracts
Acceptable
Investment grade	116,108	1,722	–	117,830
Sub-investment grade	44,895	3,426	–	48,321
Watchlist	–	1,650	–	1,650
Impaired	–	–	242	242
Allowance for credit losses	108	96	27	231
Carrying amount	160,895	6,702	215	167,812

(1)	Includes customers’ liability under acceptances.

Summary of Continuity in Loss Allowance by Each Product Type

The following table shows the continuity in the loss allowance by each product type as at October 31, 2018.

(Canadian $ in millions)
For the twelve months ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at November 1, 2017	16	34	49	99
Transfer to Stage 1	34	(31)	(3)	–
Transfer to Stage 2	(1)	7	(6)	–
Transfer to Stage 3	–	(9)	9	–
Net remeasurement of loss allowance	(37)	42	19	24
Loan originations	10	–	–	10
Derecognitions and maturities	(2)	(6)	–	(8)
Total provision for credit losses (“PCL”) (1)	4	3	19	26
Write-offs	–	–	(20)	(20)
Recoveries of previous write-offs	–	–	7	7
Foreign exchange and other	–	1	(11)	(10)
Balance as at October 31, 2018	20	38	44	102
Loans: Consumer instalment and other personal
Balance as at November 1, 2017	76	357	137	570
Transfer to Stage 1	214	(200)	(14)	–
Transfer to Stage 2	(22)	105	(83)	–
Transfer to Stage 3	(4)	(162)	166	–
Net remeasurement of loss allowance	(196)	272	162	238
Loan originations	39	–	–	39
Derecognitions and maturities	(18)	(50)	–	(68)
Total PCL (1)	13	(35)	231	209
Write-offs	–	–	(301)	(301)
Recoveries of previous write-offs	–	–	92	92
Foreign exchange and other	1	4	(15)	(10)
Balance as at October 31, 2018	90	326	144	560
Loans: Credit cards
Balance as at November 1, 2017	83	254	–	337
Transfer to Stage 1	177	(177)	–	–
Transfer to Stage 2	(37)	37	–	–
Transfer to Stage 3	(1)	(195)	196	–
Net remeasurement of loss allowance	(164)	342	20	198
Loan originations	19	–	–	19
Derecognitions and maturities	(3)	(42)	–	(45)
Total PCL (1)	(9)	(35)	216	172
Write-offs	–	–	(319)	(319)
Recoveries of previous write-offs	–	–	103	103
Balance as at October 31, 2018	74	219	–	293
Loans: Business and government
Balance as at November 1, 2017	268	410	234	912
Transfer to Stage 1	136	(128)	(8)	–
Transfer to Stage 2	(31)	66	(35)	–
Transfer to Stage 3	(1)	(61)	62	–
Net remeasurement of loss allowance	(155)	203	215	263
Loan originations	163	–	–	163
Derecognitions and maturities	(80)	(86)	–	(166)
Model changes	(7)	(3)	–	(10)
Total PCL (1)	25	(9)	234	250
Write-offs	–	–	(297)	(297)
Recoveries of previous write-offs	–	–	59	59
Foreign exchange and other	5	7	(21)	(9)
Balance as at October 31, 2018	298	408	209	915
Total as at October 31, 2018	482	991	397	1,870
Comprised of: Loans	374	895	370	1,639
Other credit instruments (2)	108	96	27	231

(1)	Excludes provision for credit losses on other assets of $5 million.
(2)	Recorded in other liabilities on the Consolidated Balance Sheet.

Summary of Allowance for Credit Losses under IAS 39

The following table shows the continuity of our allowance for credit losses under IAS 39 as at October 31, 2017:

(Canadian $ in millions)	Residential mortgages		Credit card, consumer instalment and other personal loans		Business and government loans		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Impairment allowances (specific ACL), beginning of year	59	69	123	113	250	210	432	392
Amounts written off	(27)	(38)	(631)	(616)	(296)	(349)	(954)	(1,003)
Recoveries of amounts written off in previous years	16	16	199	173	50	154	265	343
Charge to income statement (specific PCL)	11	24	464	478	347	269	822	771
Foreign exchange and other movements	(10)	(12)	(18)	(25)	(117)	(34)	(145)	(71)
Specific ACL, end of year	49	59	137	123	234	250	420	432
Collective ACL, beginning of year	71	111	596	714	1,015	835	1,682	1,660
Charge (recovery) to income statement (collective PCL)	(1)	(42)	(6)	(120)	(69)	162	(76)	–
Foreign exchange and other movements	(1)	2	(4)	2	(25)	18	(30)	22
Collective ACL, end of year	69	71	586	596	921	1,015	1,576	1,682
Total ACL	118	130	723	719	1,155	1,265	1,996	2,114
Comprised of: Loans	93	104	722	719	1,018	1,102	1,833	1,925
Other credit instruments (1)	25	26	1	–	137	163	163	189
(1)	The total specific and collective allowances related to other credit instruments are included in other liabilities.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Schedule of Loans and Allowance for Credit Losses by Geographic Region

Loans and allowance for credit losses by geographic region as at October 31, 2018 under IFRS 9 and as at October 31, 2017 under IAS 39 are as follows:

(Canadian $ in millions)	2018				2017
	Gross amount	Allowance on impaired loans (2)	Allowance on performing loans (3)	Net amount	Gross amount	Specific allowance (2)	Collective allowance (3)	Net amount
By geographic region: (1)
Canada	244,837	189	689	243,959	233,672	212	799	232,661
United States	131,247	181	574	130,492	115,029	161	641	114,227
Other countries	9,546	–	6	9,540	11,639	20	–	11,619
Total	385,630	370	1,269	383,991	360,340	393	1,440	358,507

(1)	Geographic region is based upon the country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $27 million for other credit instruments, which is included in other liabilities ($27 million in 2017).
(3)	Excludes allowance for credit losses on performing loans of $204 million for other credit instruments, which is included in other liabilities ($136 million in 2017).

Schedule of Impaired Loans, Including the Related Allowances

Impaired loans, including the related allowances, as at October 31, 2018 under IFRS 9 and as at October 31, 2017 under IAS 39 are as follows:

(Canadian $ in millions)	Gross impaired amount (1)		Allowance on impaired loans (3)	Specific allowance (3)	Net	Net impaired amount
	2018	2017	2018	2017	2018	2017
Residential mortgages	375	391	19	24	356	367
Consumer instalment and other personal loans	521	556	143	136	378	420
Business and government loans	1,040	1,273	208	233	832	1,040
Total	1,936	2,220	370	393	1,566	1,827
By geographic region: (2)
Canada	735	793	189	212	546	581
United States	1,201	1,377	181	161	1,020	1,216
Other countries	–	50	–	20	–	30
Total	1,936	2,220	370	393	1,566	1,827

(1)	Excludes purchased credit impaired loans.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Excludes allowance for credit losses on impaired loans of $27 million for other credit instruments, which is included in other liabilities ($27 million in 2017).

Fully secured loans with amounts past due between 90 and 180 days that we have not classified as impaired totalled $49 million and $62 million as at October 31, 2018 and 2017, respectively.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Loans that are Past Due but not Classified as Impaired

The following table presents loans that are past due but not classified as impaired as at October 31, 2018 and 2017.

(Canadian $ in millions)	1 to 29 days		30 to 89 days		90 days or more		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Residential mortgages (1)	660	649	513	438	21	19	1,194	1,106
Credit card, consumer instalment and other personal loans	1,431	1,480	415	466	88	94	1,934	2,040
Business and government loans	611	589	268	297	55	72	934	958
Total	2,702	2,718	1,196	1,201	164	185	4,062	4,104

(1)	The percentage of loans 90 days or more past due but not impaired that were guaranteed by the Government of Canada is 66% for 2018 and 67% for 2017.

Summary of Key Economic Variables Used in Base Case

The following table shows the key economic variables we use to estimate our allowance on performing loans during the forecast period. The values shown represent the end of period national average values for the first 12 months and then the national average for the remaining horizon. While the values disclosed below are national variables, in our underlying models we use regional variables where considered appropriate.

	Benign scenario		Base scenario		Adverse scenario
As at October 31, 2018	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real gross domestic product (2)
Canada	3.1%	2.4%	1.8%	1.6%	(3.2)%	0.8%
U.S.	2.9%	1.9%	2.4%	1.6%	(2.9)%	0.9%
Corporate BBB 10-year spread
Canada	2.0%	2.1%	2.3%	2.3%	4.7%	3.9%
U.S.	1.8%	2.0%	2.2%	2.3%	4.3%	3.5%
Unemployment rates
Canada	5.4%	5.2%	5.6%	5.6%	9.3%	9.3%
U.S.	3.2%	3.1%	3.6%	3.7%	6.7%	6.8%
Housing Price Index
Canada (3)	2.4%	2.6%	1.4%	1.8%	(12.8)%	(3.2)%
U.S. (4)	5.1%	4.3%	3.6%	3.0%	(7.3)%	(1.2)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product is based on year over year growth.
(3)	In Canada, we use the HPI Benchmark Composite.
(4)	In the U.S., we use the National Case-Shiller House Price Index.